34) Insurance technical provisions and pension plans (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Insurance Technical Provisions And Pension Plans Details 6Abstract
At the beginning of the year	R$ 983,999	R$ 925,884
Additions	1,335,881	1,542,179
Amortizations	(1,299,313)	(1,484,064)
At the end of the year	R$ 1,020,567	R$ 983,999